Document And Entity Information	Feb. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 05, 2026
Entity Registrant Name	Liquidity Services, Inc.
Entity Central Index Key	0001235468
Entity Emerging Growth Company	false
Entity File Number	0-51813
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2209244
Entity Address, Address Line One	6931 Arlington Road
Entity Address, Address Line Two	Suite 460
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	202
Local Phone Number	4676868
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	LQDT
Security Exchange Name	NASDAQ